Net income per ordinary share	12 Months Ended
Dec. 31, 2021
Net income per ordinary share
Net income per ordinary share

16        Net income per ordinary share

The calculation of the basic and diluted net income per ordinary share is based on the following data:

	December 31,
	2021	2020	2019
	Number of shares

Weighted average number of ordinary shares for the purposes of basic and diluted net income per share	5,154,759	3,092,859	2,301,993